Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Summary of Minimum Future Payments of Leases
Below are the minimum future payments of leases under lease contracts not subject to cancellation as of December 31, 2025 and 2024:

	Leases in U.S. dollars	Leases in local currency	Total as of December 31, 2025	Total as of December 31, 2024
Up to 1 year	2,878,760	497,134	3,375,894	1,482,335
From 1 to 5 years	26,590,697	6,557,864	33,148,561	28,848,350
More than 5 years	14,973,281	—	14,973,281	12,289,277
TOTAL			51,497,736	42,619,962